Plant and Equipment	12 Months Ended
Dec. 31, 2019
Plant and Equipment [abstract]
Plant and Equipment

10.   Plant and Equipment

	Machinery and equipment	Land, buildings and leasehold improvements	Furniture, other equipment and Transport units		Assets under lease [1]	Capital work in progress - Lindero	Capital work in progress - Other	Total
COST
Balance at December 31, 2018	$74,188	$141,318	$	$ 11,066	$13,411	$52,964	$6,140	$299,087
Initial adoption IFRS 16 (note 3(u))	-	-		-	7,316	-	-	7,316
Balance at January 1, 2019	74,188	141,318		11,066	20,727	52,964	6,140	306,403
Additions	1,185	714		3,464	14,944	177,017	9,718	207,042
Changes in closure and reclamation provision	171	-		-	-	-	-	171
Disposals	(1,038)	-		(87)	-	-	-	(1,125)
Reclassifications	740	17,700		1,640	-	(10,646)	(9,434)	-
Balance at December 31, 2019	$75,246	$159,732		$16,083	$35,671	$219,335	$6,424	$512,491

ACCUMULATED DEPRECIATION
Balance at December 31, 2018	$35,843	$65,547		$5,390	$107	$-	$-	$106,887
Disposals	(746)	-		(79)	-	-	-	(825)
Depreciation	7,117	12,813		2,091	5,899	-	-	27,920
Balance at December 31, 2019	$42,214	$78,360		$7,402	$6,006	$-	$-	$133,982

Net Book Value at December 31, 2019	$33,032	$81,372		$8,681	$29,665	$219,335	$6,424	$378,509
(1)

The Company leases equipment that was previously classified as a finance lease under IAS 17. On January 1, 2019, these leases were classified as right-of-use assets under IFRS 16 and the carrying amount of $13,411 and the lease liability of $8,767 were determined based on the carrying amount of these assets and their related lease liability immediately before this date.

	Machinery and equipment	Land, buildings and leasehold improvements	Furniture, other equipment and transport units	Equipment under finance lease	Capital work in progress - Lindero	Capital work in progress - Other	Total
COST
Balance at December 31, 2017	$62,217	$131,738	$7,478	$7,295	$4,360	$8,561	$221,649
Additions	3,122	390	7,405	-	59,356	8,858	79,131
Changes in closure and reclamation provision	550	-	-	-	-	-	550
Disposals	(1,859)	-	(358)	(26)	-	-	(2,243)
Reclassifications	10,158	9,190	(3,459)	6,142	(10,752)	(11,279)	-
Balance at December 31, 2018	$74,188	$141,318	$11,066	$13,411	$52,964	$6,140	$299,087

ACCUMULATED DEPRECIATION
Balance at December 31, 2017	$27,570	$52,353	$4,552	$3,510	$-	$-	$87,985
Disposals	(1,719)	-	(295)	(26)	-	-	(2,040)
Reclassifications	3,152	538	18	(3,708)	-	-	-
Depreciation	6,840	12,656	1,115	331	-	-	20,942
Balance at December 31, 2018	$35,843	$65,547	$5,390	$107	$-	$-	$106,887

Net Book Value at December 31, 2018	$38,345	$75,771	$5,676	$13,304	$52,964	$6,140	$192,200